STOCKHOLDERS' EQUITY (Details Narrative) (USD $)	0 Months Ended		3 Months Ended		6 Months Ended		12 Months Ended						4 Months Ended					0 Months Ended	12 Months Ended				12 Months Ended		12 Months Ended														9 Months Ended	27 Months Ended	3 Months Ended	12 Months Ended					12 Months Ended				0 Months Ended	12 Months Ended													0 Months Ended	12 Months Ended
	Mar. 07, 2013	Oct. 02, 2011	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Oct. 03, 2011	Jul. 29, 2011	Jul. 28, 2011	May 31, 2011 VitaMed	Jun. 30, 2013 2009 Long Term Incentive Compensation Plan	Dec. 31, 2012 2009 Long Term Incentive Compensation Plan	Jun. 30, 2013 2012 Stock Incentive Plan	Dec. 31, 2012 2012 Stock Incentive Plan	Feb. 27, 2012 Company Officer	Dec. 31, 2011 Dr. Bernick, Director	Dec. 31, 2012 Company Warrants	Dec. 31, 2011 Company Warrants	Jun. 30, 2013 Company Warrants	Dec. 31, 2012 Company Warrants Services	Dec. 31, 2011 Company Warrants Services	Dec. 31, 2012 Company Warrants Services - VitaMed Contract	Dec. 31, 2011 Company Warrants Services - VitaMed Contract	Dec. 31, 2011 Company Warrants Services Provided in October 2011	Dec. 31, 2011 Company Warrants Services Provided in December 2011	Dec. 31, 2012 Company Warrants Lower Range	Dec. 31, 2011 Company Warrants Lower Range	Dec. 31, 2011 Company Warrants Lower Range Services	Dec. 31, 2012 Company Warrants Upper Range	Dec. 31, 2011 Company Warrants Upper Range	Dec. 31, 2011 Company Warrants Upper Range Services	Dec. 31, 2012 Warrants Issued in March 2012 Services	Dec. 31, 2012 Warrants Issued in May 2012 Services	Dec. 31, 2012 Warrants Issued in June 2012 Services	Dec. 31, 2011 VitaMed Warrants Services - VitaMed Contract	Oct. 03, 2011 VitaMed Stock Options	Dec. 31, 2010 VitaMed Stock Options	Dec. 31, 2011 Company Options	Dec. 31, 2012 Company Options		Dec. 31, 2011 Company Options		Dec. 31, 2010 Company Options	Dec. 31, 2012 Company Options Lower Range	Dec. 31, 2011 Company Options Lower Range	Dec. 31, 2012 Company Options Upper Range	Dec. 31, 2011 Company Options Upper Range	Oct. 05, 2011 Stock Purchase Agreement with Pernix Therapeutics	Dec. 31, 2012 February 24 Debt Issuance	Dec. 31, 2012 June 19 Debt Issuance	Dec. 31, 2012 June 19 Debt Issuance Warrants Tranche 2	Dec. 31, 2012 June 19 Debt Issuance Warrants Tranche 1	Dec. 31, 2012 March 2011 Line of Credit Company Warrants	Dec. 31, 2012 VitaMed Promissory Note June 2011	Dec. 31, 2011 VitaMed Promissory Note June 2011	Dec. 31, 2012 VitaMed Promissory Note June 2011 Company Warrants	Dec. 31, 2012 VitaMed Promissory Note June 2011 VitaMed Warrants	Dec. 31, 2012 VitaMed Promissory Note June 2011 VitaMed Warrants Lower Range	Dec. 31, 2012 VitaMed Promissory Note June 2011 VitaMed Warrants Upper Range	Dec. 31, 2012 Company Warrants Services Company Officer	Dec. 31, 2011 Company Warrants Services Company Officer	Apr. 12, 2013 Underwriters	Dec. 31, 2012 Lang Weighted Average Exercise Price Services Provided in October 2011	Dec. 31, 2011 Lang Weighted Average Exercise Price Services Provided in October 2011
Common stock, shares outstanding			131,212,706		131,212,706		99,784,982	82,978,804	55,487,321	58,573,187	165,856	16,575,209
Shares issued for exercise of options					$ 6,251		$ 191,000												$ 17,250
Shares issued for exercise of options, shares					(61,372)		1,931,788												92,057																							(1,931,788)		(92,057)
Noncash options exercised shares forfeited in lieu of cash							26,428
Noncash options exercised net options received							240,395
Shares issued in exercise of warrants							3,102,000	17,250																																												3,102,000
Shares issued in exercise of warrants, shares							8,145,486	92,057																																												8,145,486
Value of debt converted to shares							1,054,647	849,137																																																	1,054,647	1,054,647
Shares issued in exchange for debt, shares							2,775,415	21,681,958																																																	2,775,415	2,775,415
Conversion Price Per share							$ 0.38																																																		$ 0.38	$ 0.38
Shares issued in private placement							7,895,485	1,707,000	3,170,643																																										1,000,000
Shares issued in private placement, shares					29,411,765		3,953,489	5,551,589																																											2,631,579														1,954,587
Cash fees paid to private placement agent							552,500
Legal fees paid for investors in private placement							52,016
Price per share of common stock issued in private placement							$ 2.15
Aggregate purchase price of common stock sold in private placement							8,500,001						707,000
Stock Purchase Price			$ 1.70		$ 1.70																																														$ 0.38
Reverse split description		1 for 100
Warrants outstanding							12,193,499	3,057,627												12,193,499		14,293,499
Weighted average contractual life																				4 years 9 months 18 days	8 years 8 months 15 days	4 years 9 months 18 days
Exercise Price																				$ 1.63	$ 0.36	$ 1.79							$ 0.24			$ 3.00									$ 0.16	$ 1.16		$ 0.16			$ 2.20	$ 0.10	$ 3.40	$ 1.22
Unamortized costs warrants																				93,000	349,000	3,995,000
Warrants Issued																																																								613,713		613,718	613,718	500,000
Warrants Issued - Note Modification																																																				5,685,300	7,000,000	1,000,000	6,000,000
Warrants Issued - new Funding																																																				3,314,700				0.2444
Exercise Price per share of warrants issued																																																				0.38		3.00	2.00
Fair Value Modification Warrants Issued February 2012																																																				10,505,247
FV Warrants Issued - new Funding																																																				6,124,873
Valuation Method																				Black-Scholes	Black-Scholes														Black-Scholes Method	Black-Scholes Method	Black-Scholes Method															Black-Scholes Method	Black-Scholes Method
Expected term																				5 years	7 years 10 months 24 days		5 years				5 years	10 years		5 years	5 years		10 years	10 years	5 years	5 years	5 years	5 years									5 years	5 years 6 months	6 years 3 months	6 years 3 months		5 years	5 years			10 years				5 years				5 years			10 years
Expected Volatility																											41.04%	51.83%	44.64%	39.13%		44.81%	51.83%		44.81%	44.71%	44.78%	39.44%									40.77%	37.92%	46.01%	40.48%		44.50%	44.64%			47.89%					39.13%	39.15%		45.94%			45.94%
Risk-free interest rate																											1.08%	0.91%	0.72%	0.91%		1.04%	3.48%		1.04%	0.74%	0.72%	1.56%									0.61%	0.91%	2.23%	2.54%		0.89%	0.75%			3.48%					1.38%	1.65%		2.23%			2.23%
Expected dividend yield																				0.00%							0.00%	0.00%		0.00%					0.00%	0.00%	0.00%	0.00%				0.00%		0.00%								0.00%	0.00%			0.00%				0.00%				0.00%			0.00%
Debt discount on notes payable							1,102,680	0																																												859,647	1,102,680				28,719			30,993
Amortization of debt discount							1,604,240	28,719	0																																											859,647	547,210
Warrants Fair Value																				27,618,722	474,267		1,563,620	159,363			25,980	338								1,532,228		12,548															9,424,982			86,139								133,045
Fair value on grant date																																																					1,649,890
Warrants issued for consulting services																										245,485	184,211	500							31,000	1,300,000	1,500	200,000																										600,000			800,000
Awards issued for services, professional fees recognized																									6,936	5,612		15							29,736	218,045	1,656																										36,284	7,158		88,696	17,010
Prepaid Consulting Expense, Short Term																												323								360,528																														71,688	160,384
Prepaid Consulting Expense, Long Term			1,980,519		1,980,519		953,655	80,515	0																											953,655
Warrants vesting terms																																																								Awards vest 76,714 shares per calendar quarter end							vests over a 44-month period beginning on November 21, 2011 (or 13,36 shares for months 1-43 and 13,652 shares for month 44)	vests over a 44-month period beginning on November 21, 2011 (or 13,36 shares for months 1-43 and 13,652 shares for month 44)
Repayment of bank line of credit					(500,000)		(300,000)
Warrants vested																																																								562,571
Loan guaranty costs				(11,745)	(2,944)	(23,490)	(45,036)	(38,159)
Warrant cost to be recognized																																																															89,603
Shares authorized under incentive plan											25,000,000			25,000,000	25,000,000	10,000,000	10,000,000
Shares issued under incentive plans														12,934,725	11,508,488	1,625,000	2,225,000																								10,590,161	13,733,488		10,590,161
Awards Granted																		300,000																					762,235	9,357,561	562,422	5,121,250	[1]	10,682,218	[1]
VitaMed options cancelled																																								16,000
VitaMed Options																																							621,000	7,639,722
Weighted average grant date fair value of options granted							$ 1.16	$ 0.16																																		$ 0.19		$ 0.09
Share based compensation expense					1,179,912	529,129	1,868,345	190,513	177,601																																	1,832,062		183,355
Allocatede share-based compensation expense							180,087	177,601
Unrecognized estimated compensation expense			3,695,420		3,695,420		4,391,000	244,000	206,000
Period for recognition of remaining unrecognized compensation expense					1 year 5 months 26 days		1 year 9 months 18 days	3 years 4 months
Price per share for private placement shares that may be purchased by underwriter			$ 1.581		$ 1.581
Net proceeds from private placement offering (not including shares purchased by underwriters)	50,000,000				45,400,000
Options to purchase shares granted to underwriter					4,411,765
Proceeds from sale of common stock, net					48,512,460		7,895,485	1,000,000																																																									3,100,000
Issuance of units for cash							$ 8,500,001						$ 707,000
Issuance of units for cash (units)													2,892,630

[1]	This includes: (i) VitaMed Options granted between October 2008 and December 31, 2010 for an aggregate of 7,639,722 Units of which 16,000 were canceled prior to conversion (or Company Options for 9,357,561 shares per the Conversion Ratio), (ii) VitaMed Options granted between January 1, 2011 and October 3, 2011 for an aggregate of 621,000 Units (or Company Options for 762,235 shares per the Conversion Ratio) and (iii) Company Options granted between October 4, 2011 and December 31, 2011 for an aggregate of 562,422 shares. The terms and conditions of the VitaMed Options were reflected in the replacement Company Options including the number of shares vested.